TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Weighted tax rate applicable to Evogene Inc.	27.25%
NIS [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Israeli corporate income tax rate	23.00%	23.00%	24.00%
NIS [Member] | Changes in tax rates or tax laws enacted or announced [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Israeli corporate income tax rate	23.00%	23.00%	24.00%
NIS [Member] | Bottom of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating tax loss carryforward of parent and subsidiaries	$ 18
NIS [Member] | Top of range [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Operating tax loss carryforward of parent and subsidiaries	$ 101